Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42290
Entity Registrant Name	HOMESTOLIFE LTD
Entity Central Index Key	0002023153
Entity Address, Address Line One	6 Raffles Boulevard
Entity Address, Address Line Two	#02-01/02
Entity Address, City or Town	Marina Square
Entity Address, Country	SG
Entity Address, Postal Zip Code	039594